CONVERTIBLE PROMISSORY NOTES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended					9 Months Ended
	Aug. 20, 2024 CNY (¥)	Aug. 20, 2024 USD ($)	Jan. 28, 2022 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2021 D item $ / shares	Jan. 31, 2021 USD ($)	Sep. 30, 2024 CNY (¥) D	Sep. 30, 2024 USD ($) D	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
CONVERTIBLE PROMISSORY NOTES
Changes in the fair value of convertible promissory notes									¥ 2,537	$ 362	¥ (21,718)
Remaining amortization period for debt issuance cost									5 years				5 years
Gain (Loss) on debt extinguishment									¥ 246,175	35,080
Fair value due to instrument-specific credit changes									¥ (7,109)	$ (1,013)
Derivative liability
CONVERTIBLE PROMISSORY NOTES
Loss of convertible notes	¥ 1,782,521
2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Debt instrument, face amount | $								$ 600,000
Interest rate (as a percent)								0.00%
Amount on exercise of option | $								$ 75,000
Observation period							40 days
Conversion price (in dollars per share) | $ / shares													$ 18.3574
Redemption price, percentage of Principal amount					100.00%				100.00%	100.00%
Proceeds from issuance of notes | $										$ 600,000
Debt Issuance costs | $													$ 13,841
Coupon Interest expense | $										$ 0		$ 0
Amortization of debt discount and issuance costs											¥ 14,550
Effective interest rate (as a percent)											0.47%	0.47%
Repaid principal amount | $				$ 600,000
Gain (Loss) on debt extinguishment					¥ (41,261)
2027 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Debt instrument, face amount | $			$ 250,000
Interest rate (as a percent)			2.00%						10.00%				10.00%
Conversion price (in dollars per share) | $ / shares													$ 1.8333
Redemption price, percentage of Principal amount			50.00%
Changes in the fair value of financial liabilities									¥ 132,538		¥ 21,718
Changes in the fair value of convertible promissory notes									142,184
Coupon Interest expense									¥ 22,594		¥ 26,233
Effective interest rate (as a percent)									2.02%		2.02%	2.02%	2.02%
Related interest payables	90,671
Gain (Loss) on debt extinguishment	¥ 57,060								¥ 246,175
Repayment of convertible notes | $			$ 1,000
Fair value of convertible notes									1,793,894
Loss of convertible notes									135,075
Fair value due to instrument-specific credit changes									¥ 7,109
Consent Fee | $		$ 37,500
Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days | D							20		20	20
Consecutive trading days period | D							30		30	30
Percentage of conversion price							130.00%		130.00%	130.00%
Condition Two | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Trading days | D							5
Consecutive trading days period | D							10
Percentage of price to the last reported sale price							98.00%
American Depository Shares
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares													$ 54.47
American Depository Shares | 2027 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Conversion price (in dollars per share) | $ / shares													11
Conversion Threshold (as percent)									200.00%	200.00%
Common Class A
CONVERTIBLE PROMISSORY NOTES
Ordinary shares, par value (in dollars per share) | $ / shares													$ 0.00001	$ 0.00001
Proceeds from issuance of stock						¥ 2,122,123
Payment of issuance costs						¥ 37,720
Common Class A | Success Flow International Investment Limited
CONVERTIBLE PROMISSORY NOTES
Number of shares issued | shares						455,296,932
Common Class A | Choice Faith Group Holdings Limited
CONVERTIBLE PROMISSORY NOTES
Number of shares issued | shares						195,127,260
Common Class A | Condition one | 2026 Convertible Notes
CONVERTIBLE PROMISSORY NOTES
Number of shares represents one ADS | item							6
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.00001